Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]

11.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥790,704	¥553,251
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	(34,751)	—
Other	54	36

Net transfers from (to) the noncontrolling interest shareholders	(34,697)	36

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥756,007	¥553,287